Offerings - Offering: 1	Aug. 14, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value NT$10.00 per share
Amount Registered | shares	16,500,000
Proposed Maximum Offering Price per Unit	4.59
Maximum Aggregate Offering Price	$ 75,735,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 11,178.48
Offering Note	This registration statement on Form S-8 (this “Registration Statement”) covers common shares, par value NT$10.00 per share (“Common Shares”), of ASE Technology Holding Co., Ltd. (the “Company” or the “Registrant”), which are represented by American depositary shares (“ADSs”), with each ADS representing two Common Shares. The ADSs issuable upon deposit of the Common Shares have been registered under a separate registration statement on Form F-6.

This Registration Statement covers Shares (i) issuable pursuant to the ASE Technology Holding Co., Ltd. 2024 Restricted Stock Awards Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Shares that become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.

Estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee. The per share and aggregate offering prices are estimated based on the average of the high price of NT$152.0 and the low price of NT$145.5 of the Registrant’s Common Shares reported on the Taiwan Stock Exchange on August 12, 2024, which is within five business days prior to filing this Registration Statement, in accordance with Rule 457(c) under the Securities Act. For the purpose of calculating the per share and aggregate offering prices, New Taiwan dollar amounts were translated into U.S. dollars at a rate of NT$32.41 to US$1.00, the exchange rate as set forth in the H.10 weekly statistical release of the Federal Reserve System of the United States on August 9, 2024.

Rounded up to the nearest penny.